Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
April 30, 2024
MFL-NPRT1-0624
1.800349.120
Municipal Bonds - 95.2%
	Principal Amount (a)	Value ($)
Massachusetts - 93.4%
Acton & Boxborough Reg'l. School District Series 2020:
3% 3/1/34	1,485,000	1,411,024
3% 3/1/35	2,130,000	2,010,434
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,383,674
Series 2020, 2.625% 10/15/50	6,880,000	4,552,860
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	512,941
5% 7/1/26	925,000	954,284
5% 7/1/27	700,000	734,282
5% 7/1/30	480,000	507,135
Boston Gen. Oblig. Series 2020 A, 2% 11/1/39	2,495,000	1,795,631
Braintree Gen. Oblig.:
Series 2019, 3% 6/1/35	1,765,000	1,631,803
Series 2020, 3% 6/1/35	345,000	318,964
Dennis-Yarmouth Reg'l. School District Series 2021, 2.375% 10/1/51	7,345,000	4,568,057
Fall River Gen. Oblig. Series 2020, 2% 12/1/32	500,000	420,499
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,360,429
Hingham Gen. Oblig. Series 2020, 3% 2/15/38	1,615,000	1,430,040
Lowell Gen. Oblig. Series 2023, 4.25% 9/1/53	9,915,000	9,682,870
Ludlow Gen. Oblig. Series 2019, 3% 2/1/49	1,885,000	1,394,583
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,458
Massachusetts Clean Wtr. Trust:
Series 2021 23A:
5% 2/1/39	5,000,000	5,500,526
5% 2/1/40	4,750,000	5,195,366
Series 2021 23B, 5% 2/1/39	12,940,000	14,235,361
Series 2021 B, 5% 2/1/41	2,000,000	2,180,088
Series 22, 5% 8/1/37	4,110,000	4,464,989
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	3,500,000	3,693,497
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	19,600,000	20,325,639
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	15,381,397
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,281,216
5% 6/1/42	15,370,000	16,437,122
Series 2021 A:
5% 6/1/41	8,140,000	8,836,003
5% 6/1/42	5,750,000	6,206,762
5% 6/1/43	3,000,000	3,222,826
5% 6/1/51	5,435,000	5,670,965
Series 2021 B, 5% 6/1/46	7,615,000	8,014,286
Series 2023 B:
5% 6/1/47	8,000,000	8,619,897
5% 6/1/48	7,350,000	7,898,278
5% 6/1/49	5,000,000	5,360,580
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/37	2,000,000	2,139,483
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,482,817
5% 7/1/42	2,805,000	2,903,989
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	10,714,334
5% 4/1/34	2,500,000	2,634,954
5% 4/1/37	1,500,000	1,562,193
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,677,883
5% 7/1/32	1,905,000	1,945,524
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	500,074
4% 10/1/25 (b)	500,000	499,986
4% 10/1/26 (b)	500,000	499,416
4% 10/1/27 (b)	350,000	348,885
4% 10/1/32 (b)	1,250,000	1,228,050
4.125% 10/1/42 (b)	6,000,000	5,379,376
5% 10/1/37 (b)	2,000,000	2,031,875
5% 10/1/47 (b)	2,500,000	2,489,639
5% 10/1/57 (b)	8,670,000	8,343,019
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,017,953
5% 7/1/31	21,180,000	22,503,040
5% 7/1/32	985,000	1,046,082
5% 7/1/34	750,000	795,471
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/24	2,000,000	2,000,727
5% 7/1/25	1,500,000	1,509,965
5% 7/1/26	1,935,000	1,964,372
5% 7/1/27	2,085,000	2,139,226
5% 7/1/28	4,300,000	4,438,366
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,031,735
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,193,172
5% 10/1/30	1,100,000	1,124,780
5% 10/1/31	1,200,000	1,225,924
5% 10/1/32	1,240,000	1,265,651
5% 10/1/33	1,235,000	1,259,125
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,289,199
5% 7/1/29	1,320,000	1,352,696
5% 7/1/30	1,390,000	1,425,706
5% 7/1/38	10,850,000	10,971,195
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	6,131,004
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,450,663
5% 10/1/35	1,495,000	1,520,711
5% 10/1/46	4,250,000	4,211,356
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,476,790
5% 1/1/31	1,580,000	1,625,877
5% 1/1/32	1,665,000	1,711,498
5% 1/1/33	1,745,000	1,792,075
5% 1/1/34	1,835,000	1,882,220
5% 1/1/35	1,000,000	1,025,043
5% 1/1/36	1,000,000	1,022,938
5% 1/1/42	5,775,000	5,795,319
5% 1/1/47	1,895,000	1,873,636
5% 1/1/53	4,275,000	4,146,516
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	16,655,478
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,047,565
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,482,910
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,355,470
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,242,287
Series 2013 F:
4% 7/1/32	2,050,000	2,022,555
4% 7/1/43	21,685,000	20,216,199
5% 7/1/27	1,300,000	1,300,694
5% 7/1/37	3,925,000	3,926,923
Series 2013 G, 5% 7/1/44	10,360,000	9,838,684
Series 2014 A:
5% 3/1/32	1,700,000	1,700,285
5% 3/1/33	1,250,000	1,250,203
5% 3/1/34	4,375,000	4,375,686
5% 3/1/39	4,000,000	3,955,052
Series 2014 F:
5% 7/15/24	400,000	400,039
5% 7/15/25	550,000	550,172
5% 7/15/26	500,000	500,232
5% 7/15/27	200,000	200,119
5% 7/15/28	320,000	320,220
5.625% 7/15/36	800,000	775,717
5.75% 7/15/43	4,700,000	4,581,116
Series 2015 D, 5% 7/1/44	5,975,000	5,861,158
Series 2015 H1:
5% 7/1/26	3,585,000	3,636,594
5% 7/1/29	3,750,000	3,794,190
5% 7/1/30	1,800,000	1,819,698
5% 7/1/31	1,190,000	1,204,545
5% 7/1/32	1,000,000	1,011,015
5% 7/1/33	1,000,000	1,010,941
Series 2015 K, 4% 10/1/30	500,000	491,458
Series 2015 Q:
5% 8/15/33	1,550,000	1,575,807
5% 8/15/34	1,790,000	1,819,352
5% 8/15/38	1,690,000	1,711,336
Series 2015:
5% 1/1/25	3,525,000	3,535,983
5% 1/1/27	2,695,000	2,713,562
5% 1/1/28	1,850,000	1,864,686
5% 1/1/29	2,945,000	2,969,469
Series 2016 A:
5% 1/1/31	5,000	5,142
5.25% 1/1/42	7,000,000	7,084,059
Series 2016 E:
5% 7/1/31	1,000,000	1,025,701
5% 7/1/32	2,200,000	2,251,657
5% 7/1/33	1,500,000	1,531,834
5% 7/1/34	1,500,000	1,528,433
5% 7/1/35	1,500,000	1,527,225
5% 7/1/36	1,000,000	1,016,042
5% 7/1/37	2,000,000	2,026,435
Series 2016 I:
4% 7/1/36	9,705,000	9,095,894
5% 7/1/25	510,000	513,215
5% 7/1/27	1,150,000	1,171,944
5% 7/1/27	1,100,000	1,117,796
5% 7/1/29	1,680,000	1,709,921
5% 7/1/30	2,400,000	2,444,542
5% 7/1/31	2,500,000	2,546,526
5% 7/1/32	1,960,000	1,996,226
5% 7/1/37	1,470,000	1,499,501
5% 7/1/38	1,000,000	1,016,045
5% 7/1/41	14,790,000	14,791,245
Series 2016 N, 5% 12/1/34	1,000,000	1,043,003
Series 2016:
4% 10/1/36	1,250,000	1,255,178
5% 7/1/26	1,710,000	1,737,932
5% 7/1/29	2,000,000	2,043,939
5% 7/1/30	2,000,000	2,045,444
5% 7/1/31	1,700,000	1,738,715
5% 10/1/32	1,760,000	1,816,564
5% 9/1/33	475,000	487,390
5% 10/1/33	1,500,000	1,547,397
5% 10/1/34	1,500,000	1,547,089
5% 9/1/35	375,000	383,688
5% 10/1/35	1,500,000	1,545,999
5% 7/1/36	3,000,000	3,056,835
5% 9/1/36	315,000	321,453
5% 9/1/37	840,000	863,901
5% 10/1/37	2,000,000	2,048,618
5% 10/1/39	5,000,000	5,096,897
5% 7/1/40	5,325,000	5,438,567
5% 7/1/41	5,145,000	5,173,714
5% 10/1/43	5,000,000	5,001,800
5% 9/1/46	3,235,000	3,254,047
5% 10/1/48	6,000,000	5,941,292
Series 2017 A:
5% 1/1/35	2,000,000	2,061,724
5% 1/1/40	1,000,000	1,011,965
Series 2017:
5% 7/1/25	1,105,000	1,118,271
5% 7/1/26	160,000	162,462
5% 7/1/27	1,000,000	1,049,619
5% 10/1/28	465,000	491,542
5% 10/1/29	735,000	777,021
5% 7/1/37	600,000	609,842
5% 7/1/42	2,110,000	2,123,957
5% 10/1/42	4,000,000	4,120,254
5% 7/1/47	2,250,000	2,256,530
5% 10/1/47	3,010,000	3,070,456
Series 2018 J2, 5% 7/1/48	2,365,000	2,401,601
Series 2018:
5% 9/1/27	1,010,000	1,035,064
5% 9/1/29	1,390,000	1,431,471
5% 1/1/30	10,000	10,371
5% 9/1/31	1,530,000	1,573,851
5% 9/1/33	1,185,000	1,215,461
5% 9/1/38	4,805,000	4,846,232
5% 6/1/43	4,740,000	4,913,872
5% 9/1/43	4,445,000	4,400,129
Series 2019 A:
5% 7/1/30	1,350,000	1,369,996
5% 7/1/31	1,350,000	1,370,136
5% 7/1/32	2,000,000	2,029,316
5% 7/1/33	2,300,000	2,332,921
5% 7/1/34	1,015,000	1,054,241
5% 7/1/36	1,120,000	1,152,259
5% 7/1/38	735,000	747,871
5% 7/1/44	2,250,000	2,251,624
5% 7/1/49	7,250,000	7,065,147
Series 2019 K:
5% 7/1/24	500,000	500,590
5% 7/1/25	1,250,000	1,266,721
5% 7/1/26	1,250,000	1,289,600
5% 7/1/33	2,000,000	2,145,055
5% 7/1/35	2,135,000	2,283,996
Series 2019 S1, 5% 10/1/25	1,965,000	2,003,557
Series 2019 S2:
5% 10/1/32	1,410,000	1,541,466
5% 10/1/33	1,935,000	2,117,917
Series 2020 A:
4% 7/1/39	2,455,000	2,260,390
4% 7/1/40	7,920,000	7,188,487
4% 7/1/45	5,000,000	4,352,943
Series 2021 A:
4% 7/1/34	1,000,000	1,039,923
4% 7/1/35	1,000,000	1,034,419
4% 7/1/36	825,000	847,498
4% 7/1/37	1,000,000	1,016,817
4% 7/1/38	700,000	707,570
4% 7/1/39	1,400,000	1,408,295
5% 7/1/32	1,000,000	1,115,266
Series 2021 B:
4% 7/1/42	475,000	428,084
4% 7/1/50	2,135,000	1,808,246
Series 2021 G, 4% 7/1/46	2,795,000	2,510,157
Series 2021:
4% 7/1/40	4,160,000	3,609,783
4% 7/1/45	1,200,000	988,177
4% 7/1/46	2,150,000	1,856,534
4% 7/1/50	1,750,000	1,387,952
4% 7/1/51	2,160,000	1,784,342
Series 2022:
5% 7/1/37	800,000	832,782
5% 7/1/42	740,000	751,254
5% 7/1/52	2,300,000	2,285,220
Series 2023 F:
5% 11/1/34	700,000	797,976
5% 11/1/35	650,000	738,944
5% 11/1/36	675,000	758,719
5% 11/1/37	725,000	807,014
5% 11/1/38	760,000	836,301
5% 11/1/39	1,100,000	1,202,209
5% 11/1/40	850,000	922,635
5% 11/1/42	950,000	1,022,730
Series 2023 N:
5% 10/1/43	1,750,000	1,734,465
5.25% 10/1/36	500,000	527,520
5.25% 10/1/37	545,000	569,061
5.25% 10/1/38	550,000	570,103
5.25% 10/1/39	580,000	599,190
Series 2024 D:
5% 7/1/33	1,250,000	1,440,294
5% 7/1/34	2,000,000	2,317,127
5% 7/1/35	1,000,000	1,152,352
5% 7/1/36	1,000,000	1,143,241
5% 7/1/37	1,150,000	1,300,800
5% 7/1/38	1,000,000	1,118,250
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,678,677
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	3,355,000	2,495,505
Series G:
5% 7/15/24 (b)	130,000	129,775
5% 7/15/25 (b)	120,000	119,335
5% 7/15/26 (b)	160,000	159,288
5% 7/15/27 (b)	340,000	339,459
5% 7/1/28	350,000	367,244
5% 7/15/28 (b)	350,000	350,788
5% 7/15/29 (b)	1,565,000	1,573,711
5% 7/1/30	225,000	242,118
5% 7/15/30 (b)	670,000	675,598
5% 7/15/31 (b)	1,025,000	1,033,678
5% 7/15/32 (b)	820,000	826,668
5% 7/1/33	550,000	589,136
5% 7/15/33 (b)	320,000	322,464
5% 7/1/34	1,300,000	1,391,745
5% 7/15/34 (b)	300,000	302,152
5% 7/15/35 (b)	270,000	271,342
5% 7/1/36	475,000	504,231
5% 7/15/36 (b)	235,000	234,804
5% 7/1/37	1,275,000	1,342,366
5% 7/15/37 (b)	250,000	246,583
5% 7/15/46 (b)	9,540,000	8,864,987
5% 7/1/50	6,700,000	6,810,725
Series J2:
5% 7/1/43	11,540,000	11,751,527
5% 7/1/53	4,500,000	4,540,775
Series K, 5% 7/1/27	1,150,000	1,173,273
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,676,960
5% 1/1/26 (d)	8,350,000	8,390,711
5% 1/1/27 (d)	1,000,000	1,005,595
Series 2015 A, 5% 1/1/25 (d)	5,715,000	5,751,439
Series 2016, 5% 7/1/24 (d)	7,120,000	7,129,556
Series 2017 A:
5% 7/1/24 (d)	3,000,000	3,004,026
5% 7/1/25 (d)	4,500,000	4,555,413
5% 7/1/26 (d)	3,935,000	3,999,468
Series 2017 B, 4.25% 7/1/46 (d)	7,700,000	6,933,018
Series 2018 B:
5% 7/1/27 (d)	10,240,000	10,521,131
5% 7/1/28 (d)	2,325,000	2,398,070
Series 2019 B:
5% 7/1/24 (d)	1,000,000	1,001,342
5% 7/1/25 (d)	1,365,000	1,381,809
5% 7/1/26 (d)	2,430,000	2,469,811
5% 7/1/28 (d)	1,000,000	1,031,428
5% 7/1/29 (d)	4,035,000	4,197,394
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,062,856
5% 7/1/29 (d)	1,950,000	2,029,400
5% 7/1/30 (d)	1,950,000	2,046,897
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,003,536
5% 7/1/28 (d)	1,850,000	1,908,142
5% 7/1/29 (d)	1,825,000	1,899,311
5% 7/1/30 (d)	1,125,000	1,180,902
5% 7/1/31 (d)	1,500,000	1,586,186
Series 2022 B, 5% 7/1/31 (d)	1,000,000	1,057,457
Series 2023 B:
5% 7/1/30 (d)	10,000,000	10,496,907
5% 7/1/31 (d)	6,515,000	6,889,334
5% 7/1/32 (d)	5,000,000	5,279,940
5% 7/1/33 (d)	6,500,000	6,871,179
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,274,042
Series 2018 B, 5% 1/1/32	5,000,000	5,342,337
Series 2019 A:
5% 1/1/37	10,000,000	10,732,238
5% 1/1/49	10,000,000	10,376,791
5.25% 1/1/33	21,110,000	23,211,823
Series 2019 D, 3% 5/1/36	5,000,000	4,579,774
Series 2020 C:
3% 3/1/47	5,810,000	4,430,784
3% 3/1/49	5,000,000	3,724,512
Series 2020 D:
3% 7/1/35	3,000,000	2,786,113
3% 7/1/39	3,460,000	2,955,865
3% 11/1/42	3,500,000	2,827,085
4% 11/1/36	1,500,000	1,548,635
4% 11/1/41	4,000,000	3,960,385
5% 7/1/48	18,695,000	19,652,887
Series 2021 A, 2% 3/1/38	2,500,000	1,862,708
Series 2021 B:
3% 4/1/48	21,500,000	16,189,175
3% 4/1/49	13,500,000	10,051,761
Series 2021 C:
3% 9/1/34	2,300,000	2,138,350
3% 9/1/36	5,000,000	4,543,926
Series 2021 D:
5% 9/1/48	6,880,000	7,290,030
5% 9/1/49	50,000,000	52,877,444
5% 9/1/50	1,785,000	1,882,013
Series 2022 B, 3% 2/1/48	38,250,000	28,828,405
Series 2022 C, 5.25% 10/1/52	1,690,000	1,831,653
Series 2022 E, 5% 11/1/52	42,445,000	45,058,377
Series C, 3% 3/1/48	5,000,000	3,766,642
Series E, 5% 11/1/50	23,480,000	24,630,738
Massachusetts Hsg. Fin. Agcy. Series 2023 C2:
4% 12/1/27	9,000,000	8,972,732
4.05% 12/1/28	16,000,000	16,050,056
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	370,000	365,631
Series 2011, 3.5% 12/1/49	2,560,000	2,508,381
Series 2017, 4% 6/1/43 (d)	595,000	588,696
Series 207, 4% 6/1/49	1,335,000	1,320,133
Series 214, 3.75% 12/1/49	3,555,000	3,501,413
Series 218, 3% 12/1/50	1,460,000	1,410,972
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	500,000	460,880
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,240,000	3,123,657
Series 2021 A2:
0.4% 6/1/24	875,000	871,983
0.45% 12/1/24	1,000,000	978,186
Series 2021 B1, 2.875% 12/1/51	4,000,000	2,716,136
Series 2021, 3% 6/1/51	3,525,000	3,378,974
Series 2022 224, 5% 6/1/50	1,635,000	1,663,975
Series 220:
3% 12/1/50	2,760,000	2,665,049
5% 6/1/24	150,000	150,093
5% 12/1/24	215,000	216,099
5% 6/1/25	425,000	429,808
5% 12/1/25	150,000	152,678
5% 6/1/26	100,000	102,516
5% 12/1/26	125,000	129,131
5% 6/1/27	100,000	104,152
5% 12/1/27	185,000	194,251
5% 6/1/28	75,000	79,116
5% 12/1/28	230,000	244,383
5% 6/1/29	100,000	107,319
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (d)	1,270,000	1,272,083
Series 2014 C:
5% 7/1/28	3,000,000	3,005,852
5% 7/1/29	4,205,000	4,213,640
Series 2015 A:
5% 7/1/28 (d)	500,000	506,516
5% 7/1/29 (d)	1,245,000	1,260,698
5% 7/1/30 (d)	1,450,000	1,467,228
5% 7/1/40 (d)	2,000,000	2,011,080
5% 7/1/45 (d)	3,500,000	3,509,249
Series 2015 B, 5% 7/1/33 (d)	1,015,000	1,026,928
Series 2016 B:
4% 7/1/46 (d)	12,950,000	12,135,609
5% 7/1/43 (d)	11,410,000	11,508,487
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,327,610
5% 7/1/31 (d)	1,095,000	1,132,504
5% 7/1/32 (d)	1,370,000	1,416,668
5% 7/1/33 (d)	1,250,000	1,290,783
5% 7/1/35 (d)	2,000,000	2,062,379
5% 7/1/36 (d)	1,720,000	1,768,400
5% 7/1/42 (d)	4,540,000	4,598,847
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,144,924
5% 7/1/30 (d)	725,000	773,436
5% 7/1/33 (d)	4,085,000	4,351,678
5% 7/1/34 (d)	5,605,000	5,968,457
5% 7/1/35 (d)	5,000,000	5,314,830
5% 7/1/36 (d)	1,995,000	2,106,029
5% 7/1/37 (d)	1,100,000	1,154,027
5% 7/1/40 (d)	4,450,000	4,598,735
Series 2019 B, 5% 7/1/44	5,000,000	5,263,373
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,730,849
5% 7/1/32 (d)	2,700,000	2,877,277
5% 7/1/38 (d)	11,275,000	11,744,598
5% 7/1/39 (d)	5,000,000	5,183,612
5% 7/1/49 (d)	2,500,000	2,534,701
Series 2021 A:
5% 7/1/38	2,125,000	2,351,467
5% 7/1/39	1,125,000	1,237,020
5% 7/1/40	1,045,000	1,140,014
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,401,655
Series 2021 D:
5% 7/1/46	3,180,000	3,396,880
5% 7/1/51	5,740,000	6,016,429
Series 2021 E:
5% 7/1/33 (d)	3,440,000	3,741,073
5% 7/1/40 (d)	4,000,000	4,208,463
5% 7/1/41 (d)	1,940,000	2,033,860
5% 7/1/51 (d)	11,775,000	12,049,387
Series 2022 A:
5% 7/1/31 (d)	2,630,000	2,862,588
5% 7/1/36 (d)	2,450,000	2,663,232
5% 7/1/39 (d)	1,460,000	1,554,447
5% 7/1/40 (d)	2,780,000	2,941,942
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/24 (d)	615,000	615,420
5% 7/1/25 (d)	1,000,000	1,007,699
5% 7/1/28 (d)	1,500,000	1,571,077
5% 7/1/32 (d)	500,000	530,434
5% 7/1/33 (d)	1,000,000	1,060,492
5% 7/1/34 (d)	1,250,000	1,325,072
5% 7/1/49 (d)	5,620,000	5,705,937
Series 2019 A:
4% 7/1/44 (d)	5,000,000	4,662,550
5% 7/1/31 (d)	1,250,000	1,326,456
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2019 A, 5% 2/15/44	11,510,000	12,075,769
Series 2020 A, 3% 8/15/50	5,030,000	3,691,129
Series A:
5% 8/15/32	1,500,000	1,678,339
5% 8/15/33	1,675,000	1,873,400
5% 8/15/34	3,000,000	3,349,543
5% 8/15/35	2,000,000	2,227,329
5% 8/15/37	1,400,000	1,538,850
5% 8/15/45	10,000,000	10,602,785
5% 8/15/50	16,615,000	17,367,638
Series B, 5% 11/15/39	1,975,000	2,036,083
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000,000	19,194,632
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	16,817,925
Massachusetts St Dev. Fin. Agcy. R:
Series 2024 B, 5% 2/15/34	10,000,000	11,839,549
Series 2024, 5% 3/1/34	14,630,000	17,045,678
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,481,689
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,261,886
Series 2021 A:
2% 5/1/37	1,060,000	788,678
2.125% 5/1/51	2,000,000	1,117,965
Series 2022 A:
4% 5/1/36	600,000	629,894
4% 5/1/38	750,000	773,278
4% 5/1/40	1,000,000	1,019,255
4% 5/1/41	625,000	633,616
4% 5/1/42	550,000	555,552
5% 5/1/32	600,000	686,087
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,976,201
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,700,000	11,095,671
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	27,998,824
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,401,854
5% 8/1/42	7,415,000	7,972,137
Maynard Gen. Oblig. Series 2012, 2.75% 2/15/32	385,000	351,429
Newton Gen. Oblig. Series 2016, 3% 4/1/33	545,000	521,116
Norwood Gen. Oblig. Series 2016, 2.125% 7/15/30	1,020,000	912,223
Quincy Gen. Oblig.:
Series 2021, 2% 1/15/46	1,755,000	1,064,694
Series 2022 B, 5% 7/1/47	4,995,000	5,345,523
Revere Gen. Oblig. Series 2016, 3% 3/1/31	430,000	414,432
Sharon Gen. Oblig.:
Series 2021, 2% 2/15/36	635,000	500,940
Series 2022, 3% 2/15/37	150,000	134,846
Swampscott Gen. Oblig. Series 2022, 3% 3/1/36	1,000,000	930,422
Town of Tisbury Gen. Oblig. Series 2022:
4% 8/15/36	1,780,000	1,869,011
4% 8/15/40	1,995,000	2,038,409
4% 8/15/41	2,085,000	2,112,884
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2020 1, 5% 11/1/50	4,015,000	4,215,019
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/35	2,000,000	2,184,065
5% 5/1/36	3,400,000	3,694,235
5% 5/1/37	3,200,000	3,455,215
5% 5/1/38	3,000,000	3,225,923
5% 5/1/39	2,000,000	2,142,267
Worcester Gen. Oblig. Series 2024:
5% 2/15/34	3,720,000	4,287,882
5% 2/15/36	4,435,000	5,077,599
5% 2/15/37	3,045,000	3,456,241
TOTAL MASSACHUSETTS		1,614,488,074
Puerto Rico - 1.8%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	4,885,000	5,096,830
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	3,429,879
5.625% 7/1/27	625,000	649,588
5.625% 7/1/29	1,925,000	2,074,369
5.75% 7/1/31	4,525,000	5,043,569
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,626,405
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	5,010,000	3,773,212
Series 2019 A2, 4.329% 7/1/40	6,880,000	6,714,644
TOTAL PUERTO RICO		31,408,496
TOTAL MUNICIPAL BONDS (Cost $1,722,193,454)		1,645,896,570

Municipal Notes - 1.6%
	Principal Amount (a)	Value ($)
Massachusetts - 1.6%
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2007 A1, 3.41% 5/1/24 (Liquidity Facility Bank of America NA), VRDN (c)	5,040,000	5,040,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series 2022 D1:
3.45% 5/1/24 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	14,945,000	14,945,000
3.45% 5/1/24 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,500,000	7,500,000

TOTAL MUNICIPAL NOTES (Cost $27,485,000)		27,485,000

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.61% (g)(h) (Cost $38,840,065)	38,832,299	38,843,948

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $1,788,518,519)	1,712,225,518
NET OTHER ASSETS (LIABILITIES) - 0.9%	16,380,672
NET ASSETS - 100.0%	1,728,606,190

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,867,782 or 2.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.61%	99,624,325	56,341,383	117,124,093	172,052	8,409	(6,076)	38,843,948	1.9%
Total	99,624,325	56,341,383	117,124,093	172,052	8,409	(6,076)	38,843,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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